Property and equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Land	₩ 2,101,176	₩ 2,173,134
Buildings	702,257	756,486
Right-of-use assets	619,210	608,127
Other assets	588,454	508,417
Total	4,011,097	4,046,164	₩ 3,989,697
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Land	2,101,176	2,173,134
Buildings	1,165,468	1,210,401
Right-of-use assets	1,208,728	1,229,169
Other assets	2,424,987	2,294,740
Total	6,900,359	6,907,444
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(455,617)	(446,321)
Right-of-use assets	(589,518)	(621,042)
Other assets	(1,836,533)	(1,786,323)
Total	(2,881,668)	(2,853,686)
Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(7,594)	(7,594)
Right-of-use assets	0	0
Other assets	0	0
Total	₩ (7,594)	₩ (7,594)